UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2008

Date of reporting period:	8/31/2007

Item 1 – Reports to Stockholders

AUGUST 31, 2007	SEMIANNUAL REPORT

Jennison Select Growth Fund

OBJECTIVE

Seeks long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Jennison Select Growth Fund

Jennison Select Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Select Growth Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.12%; Class B, 2.82%; Class C, 2.82%; Class Z, 1.82%. Net operating expenses apply to: Class A, 2.07%; Class B, 2.82%; Class C, 2.82%; Class Z, 1.82%, after contractual reduction through 6/30/2008.

Cumulative Total Returns as of 8/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	3.99%	13.51%	52.42%	–24.40%
Class B	3.47	12.58	46.72	–28.40
Class C	3.47	12.58	46.72	–28.40
Class Z	4.05	13.74	54.31	–23.00
Russell 1000 Growth Index[2]	7.46	17.70	64.47	–21.31
S&P 500 Index[3]	5.69	15.13	76.18	17.06
Lipper Large-Cap Growth Funds Avg.[4]	7.94	16.96	56.94	–12.60

Average Annual Total Returns[5] as of 9/30/07
		One Year	Five Years	Since Inception[1]
Class A		9.18%	11.07%	–3.70%
Class B		9.63	11.37	–3.68
Class C		13.63	11.50	–3.68
Class Z		15.70	12.65	–2.70
Russell 1000 Growth Index[2]		19.35	13.84	–2.67
S&P 500 Index[3]		16.42	15.44	2.68
Lipper Large-Cap Growth Funds Avg.[4]		20.44	12.69	–1.30

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 6/2/00.

2The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Class Z shares are not subject to a 12b-1 fee. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/07
Google, Inc. (Class A Shares), Internet Software & Services	5.5%
Adobe Systems, Inc., Software	4.2
Gilead Sciences, Inc., Biotechnology	3.6
General Electric Co., Industrial Conglomerates	3.5
Schlumberger Ltd., Energy Equipment & Services	3.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/07
Pharmaceuticals	13.6%
Communications Equipment	10.9
Software	7.5
Computer & Peripherals	6.4
Biotechnology	6.2

Industry weightings reflect only long-term investments and are subject to change.

Jennison Select Growth Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2007, at the beginning of the period, and held through the six-month period ended August 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Select Growth Fund		Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,039.90	2.07%	$10.61
	Hypothetical	$1,000.00	$1,014.73	2.07%	$10.48

Class B	Actual	$1,000.00	$1,034.70	2.82%	$14.42
	Hypothetical	$1,000.00	$1,010.96	2.82%	$14.25

Class C	Actual	$1,000.00	$1,034.70	2.82%	$14.42
	Hypothetical	$1,000.00	$1,010.96	2.82%	$14.25

Class Z	Actual	$1,000.00	$1,040.50	1.82%	$9.34
	Hypothetical	$1,000.00	$1,015.99	1.82%	$9.22

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2007, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Jennison Select Growth Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 100.3%
COMMON STOCKS

Aerospace & Defense 5.9%
14,900	Boeing Co. (The)	$1,440,830
21,100	United Technologies Corp.	1,574,693

		3,015,523

Beverages 2.4%
18,400	PepsiCo, Inc.	1,251,752

Biotechnology 6.2%
17,700	Genentech, Inc.(a)	1,324,137
50,500	Gilead Sciences, Inc.(a)	1,836,685

		3,160,822

Capital Markets 4.9%
44,300	Charles Schwab Corp. (The)	877,140
4,600	Goldman Sachs Group, Inc. (The)	809,646
15,900	UBS AG	830,616

		2,517,402

Chemicals 2.1%
15,500	Monsanto Co.	1,080,970

Communications Equipment 10.9%
13,900	Ciena Corp.(a)(b)	526,532
50,000	Cisco Systems, Inc.(a)	1,596,000
21,700	Juniper Networks, Inc.(a)	714,364
31,700	QUALCOMM, Inc.	1,264,513
17,400	Research In Motion Ltd.(a)	1,486,134

		5,587,543

Computer & Peripherals 6.4%
11,800	Apple, Inc.(a)	1,634,064
33,800	Hewlett-Packard Co.	1,668,030

		3,302,094

Diversified Financial Services 1.6%
11,000	NYSE Euronext	800,250

Energy Equipment & Services 3.5%
18,500	Schlumberger Ltd.	1,785,250

See Notes to Financial Statements.

Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2007 (Unaudited) continued

Shares	Description	Value (Note 1)

Health Care Equipment & Supplies 3.8%
8,100	Alcon, Inc.	$1,095,606
15,500	Baxter International, Inc.	848,780

		1,944,386

Household Products 4.0%
15,300	Colgate-Palmolive Co.	1,014,696
16,000	Procter & Gamble Co.	1,044,960

		2,059,656

Industrial Conglomerates 3.5%
46,300	General Electric Co.	1,799,681

Insurance 2.0%
15,700	American International Group, Inc.	1,036,200

Internet Software & Services 5.5%
5,500	Google, Inc. (Class A Shares)(a)	2,833,875

Media 4.7%
35,200	News Corp. (Class A Shares)	712,096
49,900	Walt Disney Co. (The)	1,676,640

		2,388,736

Multiline Retail 2.1%
16,300	Target Corp.	1,074,659

Pharmaceuticals 13.6%
26,400	Abbott Laboratories	1,370,424
27,200	Elan Corp. PLC, (ADR)(Ireland)(a)	527,136
14,800	Novartis AG, (ADR)(Switzerland)	779,220
17,800	Roche Holding AG, (ADR)(Switzerland)	1,546,800
38,100	Schering-Plough Corp.	1,143,762
19,200	Teva Pharmaceutical Industries Ltd., (ADR)(Israel)	825,600
17,400	Wyeth	805,620

		6,998,562

Semiconductors & Semiconductor Equipment 5.8%
21,400	Broadcom Corp. (Class A Shares)(a)	738,300
57,400	Intel Corp.	1,478,050
46,700	Marvell Technology Group Ltd.(a)	773,819

		2,990,169

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Software 7.5%
50,200	Adobe Systems, Inc.(a)	$2,146,050
55,900	Microsoft Corp.	1,606,007
1,800	VMware, Inc. (Class A Shares)(a)	124,002

		3,876,059

Textiles, Apparel & Luxury Goods 2.4%
27,500	Coach, Inc.(a)	1,224,575

Wireless Telecommunication Services 1.5%
10,000	NII Holdings, Inc.(a)(b)	791,800

	Total long-term investments (cost $40,415,635)	51,519,964

SHORT-TERM INVESTMENT 3.3%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
1,669,424	(cost $1,669,424; includes $1,052,853 of cash collateral received for securities on loan)(c)(d)	1,669,424

	Total Investments 103.6% (cost $42,085,059; Note 5)	53,189,388
	Liabilities in excess of other assets (3.6%)	(1,827,567)

	Net Assets 100.0%	$51,361,821

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $1,037,701; cash collateral of $1,052,853 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2007 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2007 were as follows:

Pharmaceuticals	13.6%
Communications Equipment	10.9
Software	7.5
Computer & Peripherals	6.4
Biotechnology	6.2
Aerospace & Defense	5.9
Semiconductors & Semiconductor Equipment	5.8
Internet Software & Services	5.5
Capital Markets	4.9
Media	4.7
Household Products	4.0
Health Care Equipment & Supplies	3.8
Energy Equipment & Services	3.5
Industrial Conglomerates	3.5
Affiliated Money Market Mutual Fund (including 2.0% of collateral received for securities on loan)	3.3
Beverages	2.4
Textiles, Apparel & Luxury Goods	2.4
Chemicals	2.1
Multiline Retail	2.1
Insurance	2.0
Diversified Financial Services	1.6
Wireless Telecommunication Services	1.5

103.6
Liabilities in excess of other assets	(3.6)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

AUGUST 31, 2007	SEMIANNUAL REPORT

Jennison Select Growth Fund

Statement of Assets and Liabilities

as of August 31, 2007 (Unaudited)

Assets
Investments at value, including securities on loan of $1,037,701:
Unaffiliated investments (cost $40,415,635)	$51,519,964
Affiliated investments (cost $1,669,424)	1,669,424
Dividends receivable	40,965
Prepaid expenses	20,215
Foreign tax reclaim receivable	18,779
Receivable for Fund shares sold	1,676

Total assets	53,271,023

Liabilities
Payable to broker for collateral for securities on loan	1,052,853
Payable for investments purchased	411,867
Accrued expenses	275,640
Payable for Fund shares reacquired	70,574
Management fee payable	38,827
Distribution fee payable	28,302
Transfer agent fee payable	17,257
Deferred trustees’ fees	7,177
Payable to custodian	6,705

Total liabilities	1,909,202

Net Assets	$51,361,821

Net assets were comprised of:
Shares of beneficial interest, at par	$6,999
Paid in capital, in excess of par	201,929,208

201,936,207
Accumulated net investment loss	(387,866)
Accumulated net realized loss on investments	(161,290,849)
Net unrealized appreciation on investments	11,104,329

Net assets, August 31, 2007	$51,361,821

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($21,639,424 ÷ 2,862,757 shares of beneficial interest issued and outstanding)	$7.56
Maximum sales charge (5.50% of offering price)	.44

Maximum offering price to public	$8.00

Class B
Net asset value, offering price and redemption price per share
($13,551,204 ÷ 1,891,716 shares of beneficial interest issued and outstanding)	$7.16

Class C
Net asset value, offering price and redemption price per share
($14,722,258 ÷ 2,055,975 shares of beneficial interest issued and outstanding)	$7.16

Class Z
Net asset value, offering price and redemption price per share
($1,448,935 ÷ 188,177 shares of beneficial interest issued and outstanding)	$7.70

See Notes to Financial Statements.

Jennison Select Growth Fund	13

Statement of Operations

Six Months Ended August 31, 2007 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $17,777)	$307,010
Affiliated income from securities loaned, net	17,359
Affiliated dividend income	7,328

Total income	331,697

Expenses
Management fee	247,413
Distribution fee—Class A	18,523
Distribution fee—Class B	114,567
Distribution fee—Class C	78,497
Transfer agent’s fee and expenses (including affiliated expense of $88,500)	133,000
Registration fees	30,000
Custodian’s fees and expenses	25,000
Reports to shareholders	25,000
Legal fees and expenses	13,000
Audit fee	10,000
Trustees’ fees	6,000
Interest expense	3,634
Insurance expense	1,000
Miscellaneous expenses	6,666

Total expenses	712,300

Net investment loss	(380,603)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	3,516,136
Net change in unrealized appreciation (depreciation) on investments	(1,076,660)

Net gain on investments	2,439,476

Net Increase In Net Assets Resulting From Operations	$2,058,873

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(380,603)	$(1,101,562)
Net realized gain on investments	3,516,136	5,469,050
Net change in unrealized appreciation (depreciation) on investments	(1,076,660)	(5,818,521)

Net increase (decrease) in net assets resulting from operations	2,058,873	(1,451,033)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	1,990,309	1,472,477
Cost of shares reacquired	(9,866,719)	(31,452,416)

Net decrease in net assets resulting from Fund share transactions	(7,876,410)	(29,979,939)

Total decrease	(5,817,537)	(31,430,972)

Net Assets
Beginning of period	57,179,358	88,610,330

End of period	$51,361,821	$57,179,358

See Notes to Financial Statements.

Jennison Select Growth Fund	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”), is registered under the Investment Company Act of 1940 as a open-end management investment company. The Company currently consists of two funds: Jennison Select Growth Fund (the “Fund”) and Dryden Strategic Value Fund. These financial statements relate to Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Dryden Strategic Value Fund are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in approximately 40 equity-related securities that are selected by the Fund’s investment subadviser, as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity

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of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2007, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential. PIM provides Jennison with certain research services

18	Visit our website at www.jennisondryden.com

and assists with maintenance of books and records as Jennison may request from time to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90 of 1% of the Fund’s average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended August 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended August 31, 2007, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net asset of the Class A shares.

PIMS has advised the Fund that it has received approximately $4,200 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2007. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2007, it received approximately $6,500 and $400 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2007, the Fund incurred approximately $32,000 in total networking fees, of which approximately $21,100 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended August 31, 2007, Prudential Equity Group, LLC earned approximately $200 in broker commissions from portfolio transactions executed on behalf on the Fund.

PIM is the Fund’s security lending agent. For the six months ended August 31, 2007, PIM has been compensated approximately $7,400 for these services.

The Fund invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2007, were $18,759,427 and $26,555,498, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$42,454,163	$11,177,988	$(442,763)	$10,735,225

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The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at August 31, 2007 of approximately $164,479,000 of which $6,536,000 expires in 2009, $87,881,000 expires in 2010, $54,267,000 expires in 2011 and $15,795,000 expires in 2012. Approximately $5,431,000 of the Fund’s capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended February 28, 2007. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares of 1% will be effective during the 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2007:
Shares sold	223,436	$1,686,995
Shares reacquired	(310,290)	(2,343,493)

Net increase (decrease) in shares outstanding before conversion	(86,854)	(656,498)
Shares issued upon conversion from Class B	1,721,353	13,029,993

Net increase (decrease) in shares outstanding	1,634,499	$12,373,495

Year ended February 28, 2007:
Shares sold	83,171	$585,988
Shares reacquired	(1,426,303)	(10,300,943)

Net increase (decrease) in shares outstanding before conversion	(1,343,132)	(9,714,955)
Shares issued upon conversion from Class B	13,115	90,110

Net increase (decrease) in shares outstanding	(1,330,017)	$(9,624,845)

Class B
Six months ended August 31, 2007:
Shares sold	18,681	$133,367
Shares reacquired	(697,347)	(4,976,605)

Net increase (decrease) in shares outstanding before conversion	(678,666)	(4,843,238)
Shares reacquired upon conversion into Class A	(1,814,847)	(13,029,993)

Net increase (decrease) in shares outstanding	(2,493,513)	$(17,873,231)

Year ended February 28, 2007:
Shares sold	75,086	$506,067
Shares reacquired	(1,917,778)	(12,708,139)

Net increase (decrease) in shares outstanding before conversion	(1,842,692)	(12,202,072)
Shares reacquired upon conversion into Class A	(13,755)	(90,110)

Net increase (decrease) in shares outstanding	(1,856,447)	$(12,292,182)

Class C
Six months ended August 31, 2007:
Shares sold	12,977	$92,916
Shares reacquired	(311,586)	(2,220,197)

Net increase (decrease) in shares outstanding	(298,609)	$(2,127,281)

Year ended February 28, 2007:
Shares sold	38,981	$260,317
Shares reacquired	(1,158,122)	(7,716,823)

Net increase (decrease) in shares outstanding	(1,119,141)	$(7,456,506)

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Class Z	Shares	Amount
Six months ended August 31, 2007:
Shares sold	10,098	$77,031
Shares reacquired	(42,565)	(326,424)

Net increase (decrease) in shares outstanding	(32,467)	$(249,393)

Year ended February 28, 2007:
Shares sold	16,824	$120,105
Shares reacquired	(100,628)	(726,511)

Net increase (decrease) in shares outstanding	(83,804)	$(606,406)

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006, provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 26, 2007. The SCA is in the process of being renewed through October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the line of credit during the six months ended August 31, 2007. The average daily balance for the 3 days the Fund had loans outstanding during the period was approximately $1,259,000 at a weighted average interest rate of 5.36%.

Note 8. Reorganization

On April 12, 2007, the Board of Trustees of the Company had approved an Agreement and Plan of Reorganization which provides for the transfer of all the net assets of the Class A, B, C, L, M and X shares of Strategic Partners Concentrated Growth Fund, a series of Strategic Partners Mutual Funds, Inc. (”Target Fund”), for like shares of the Fund. On September 11, 2007, the shareholders of the Target Fund approved the Plan of Reorganization. The reorganization is expected to be completed on or about October 26, 2007.

Note 9. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured,

Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from the FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

AUGUST 31, 2007	SEMIANNUAL REPORT

Jennison Select Growth Fund

Financial Highlights

(Unaudited) continued

	Class A
	Six Months Ended August 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.27

Income (loss) from investment operations
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	.33

Total from investment operations	.29

Net asset value, end of period	$7.56

Total Return(b):	3.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,639
Average net assets (000)	$14,738
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	2.07	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.82	%(d)
Net investment loss	(.97	)%(d)
Portfolio turnover	34	%(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended February 28/29,
2007(a)	2006(a)	2005	2004	2003

$7.28	$6.21	$5.99	$4.41	$5.95

(.07)	(.07)	(.06)	(.06)	(.06)
.06	1.14	.28	1.64	(1.48)

(.01)	1.07	.22	1.58	(1.54)

$7.27	$7.28	$6.21	$5.99	$4.41

(.14)%	17.23%	3.67%	35.83%	(25.88)%

$8,933	$18,621	$12,162	$15,734	$15,159
$10,008	$14,606	$13,789	$16,241	$20,856

1.85%	1.78%	1.77%	1.69%	1.61%
1.60%	1.53%	1.52%	1.44%	1.36%
(1.04)%	(1.01)%	(.81)%	(.99)%	(.93)%

86%	164%	86%	100%	53%

See Notes to Financial Statements.

Jennison Select Growth Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended August 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.92

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	.30

Total from investment operations	.24

Net asset value, end of period	$7.16

Total Return(b):	3.47%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,551
Average net assets (000)	$22,789
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.82	%(c)
Net investment loss	(1.55	)%(c)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended February 28/29,
2007(a)	2006(a)	2005	2004	2003

$6.97	$6.00	$5.83	$4.33	$5.87

(.12)	(.12)	(.10)	(.10)	(.10)
.07	1.09	.27	1.60	(1.44)

(.05)	.97	.17	1.50	(1.54)

$6.92	$6.97	$6.00	$5.83	$4.33

(.72)%	16.17%	2.92%	34.64%	(26.24)%

$30,329	$43,520	$49,855	$62,471	$55,540
$35,402	$46,586	$55,354	$62,157	$75,020

2.60%	2.53%	2.52%	2.44%	2.36%
1.60%	1.53%	1.52%	1.44%	1.36%
(1.79)%	(1.82)%	(1.56)%	(1.74)%	(1.68)%

See Notes to Financial Statements.

Jennison Select Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended August 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.92

Income (loss) from investment operations
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	.30

Total from investment operations	.24

Net asset value, end of period	$7.16

Total Return(b):	3.47%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,722
Average net assets (000)	$15,614
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.82	%(c)
Net investment loss	(1.62	)%(c)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended February 28/29,
2007(a)	2006(a)	2005	2004	2003

$6.97	$6.00	$5.82	$4.33	$5.87

(.12)	(.12)	(.11)	(.10)	(.10)
.07	1.09	.29	1.59	(1.44)

(.05)	.97	.18	1.49	(1.54)

$6.92	$6.97	$6.00	$5.82	$4.33

(.72)%	16.17%	3.09%	34.41%	(26.24)%

$16,284	$24,221	$28,015	$37,685	$36,046
$19,426	$25,883	$32,503	$38,987	$49,456

2.60%	2.53%	2.52%	2.44%	2.36%
1.60%	1.53%	1.52%	1.44%	1.36%
(1.79)%	(1.82)%	(1.56)%	(1.74)%	(1.68)%

See Notes to Financial Statements.

Jennison Select Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended August 31, 2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.40

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	.32

Total from investment operations	.30

Net asset value, end of period	$7.70

Total Return(b):	4.05%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,449
Average net assets (000)	$1,541
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.82	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.82	%(c)
Net investment loss	(.61	)%(c)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended February 28/29,
2007(a)	2006(a)	2005	2004	2003

$7.39	$6.29	$6.05	$4.45	$5.97

(.06)	(.06)	(.04)	(.05)	(.05)
.07	1.16	.28	1.65	(1.47)

.01	1.10	.24	1.60	(1.52)

$7.40	$7.39	$6.29	$6.05	$4.45

.14%	17.49%	3.97%	35.96%	(25.46)%

$1,633	$2,249	$3,051	$4,373	$5,010
$1,952	$2,523	$3,447	$4,955	$7,621

1.60%	1.53%	1.52%	1.44%	1.36%
1.60%	1.53%	1.52%	1.44%	1.36%
(.80)%	(.82)%	(.57)%	(.75)%	(.69)%

See Notes to Financial Statements.

Jennison Select Growth Fund	33

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of Jennison Select Growth Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- and five-year periods ending December 31, 2006, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Performance of Jennison Select Growth Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance and net performance (which reflects any subsidies, expense caps or waivers) in relation to its

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Peer Universe (the Lipper Retail and Institutional Large-Cap Growth Funds Performance Universe) was in the second quartile for the three- and five-year periods, though it was in the fourth quartile for the one-year period. The Board further considered that the Fund outperformed against its benchmark index for the three- and five-year periods, though it underperformed against the index for the one-year period. The Board concluded that, in light of the Fund’s competitive long-term performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s contractual and actual management fee (which reflects any subsidies, expense caps, or waivers), as well as the Fund’s total expenses, each ranked in the Expense Group’s fourth quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser and the profitability of the sub-manager, each affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon Corp.	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Select Growth Fund
Share Class	A	B	C	Z
NASDAQ	SPFAX	SPFBX	SPFCX	SPFZX
CUSIP	86276R106	86276R205	86276R304	86276R403

MF500E2    IFS-A139683    Ed. 10/2007

AUGUST 31, 2007	SEMIANNUAL REPORT

Dryden Strategic Value Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2007

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden Strategic Value Fund

Dryden Strategic Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Strategic Value Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.37%; Class B, 2.07%; Class C, 2.07%; Class Z, 1.07%. Net operating expenses apply to: Class A, 1.32%; Class B, 2.07%; Class C, 2.07%; Class Z, 1.07%, after contractual reduction through 6/30/2008.

Cumulative Total Returns as of 8/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	1.62%	11.07%	83.71%	44.70%
Class B	1.24	10.24	77.04	37.93
Class C	1.24	10.24	77.04	37.93
Class Z	1.78	11.41	86.16	47.09
Russell 1000 Value Index[2]	2.76	12.85	97.15	72.05
S&P 500 Index[3]	5.69	15.13	76.18	41.97
Lipper Large-Cap Value Funds Avg.[4]	4.43	13.54	80.69	54.67

Average Annual Total Returns[5] as of 9/30/07
		One Year	Five Years	Since Inception[1]
Class A		5.07%	15.37%	5.31%
Class B		5.37	15.72	5.44
Class C		9.37	15.83	5.44
Class Z		11.44	16.99	6.50
Russell 1000 Value Index[2]		14.45	18.07	9.27
S&P 500 Index[3]		16.42	15.44	6.13
Lipper Large-Cap Value Funds Avg.[4]		14.63	15.95	7.39

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 3/30/01.

2The Russell 1000 Value Index is an unmanaged index composed of those securities in the Russell 1000 Index with a lower-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Value Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/07
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	6.0%
AT&T Inc., Diversified Telecommunication Services	4.1
Citigroup, Inc., Diversified Financial Services	3.5
Bank of America Corp., Diversified Financial Services	3.5
Chevron Corp., Oil, Gas & Consumable Fuels	3.2

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/07
Oil, Gas & Consumable Fuels	16.8%
Diversified Financial Services	9.5
Commercial Banks	7.6
Insurance	7.2
Diversified Telecommunication Services	6.9

Industry weightings are subject to change.

Dryden Strategic Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2007, at the beginning of the period, and held through the six-month period ended August 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

4	Visit our website at www.jennisondryden.com

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Strategic Value Fund		Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,016.20	1.32%	$6.69
	Hypothetical	$1,000.00	$1,018.50	1.32%	$6.70

Class B	Actual	$1,000.00	$1,012.40	2.07%	$10.47
	Hypothetical	$1,000.00	$1,014.73	2.07%	$10.48

Class C	Actual	$1,000.00	$1,012.40	2.07%	$10.47
	Hypothetical	$1,000.00	$1,014.73	2.07%	$10.48

Class Z	Actual	$1,000.00	$1,017.80	1.07%	$5.43
	Hypothetical	$1,000.00	$1,019.76	1.07%	$5.43

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2007, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden Strategic Value Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS

Aerospace & Defense 1.8%
9,500	General Dynamics Corp.	$746,320
4,600	Northrop Grumman Corp.	362,664
5,000	Raytheon Co.	306,700
6,000	United Technologies Corp.	447,780

		1,863,464

Automobiles & Components 0.7%
25,200	Ford Motor Co.(a)	196,812
6,100	General Motors Corp.	187,514
6,400	Harley-Davidson, Inc.	344,256

		728,582

Automotive Components 0.3%
2,500	Johnson Controls, Inc.	282,750

Beverages 1.4%
4,900	Anheuser-Busch Cos., Inc.	242,060
21,400	Coca-Cola Enterprises, Inc.	509,748
18,300	Constellation Brands, Inc. (Class A Shares)(a)	442,494
2,800	Molson Coors Brewing Co.	250,488

		1,444,790

Building Products 0.4%
17,500	Masco Corp.	455,350

Capital Markets 3.4%
3,300	Bear Stearns Cos., Inc. (The)	358,578
4,100	Goldman Sachs Group, Inc.	721,641
9,700	Lehman Brothers Holdings, Inc.	531,851
11,700	Merrill Lynch & Co., Inc.	862,290
16,700	Morgan Stanley	1,041,579

		3,515,939

Chemicals 2.6%
22,800	Dow Chemical Co. (The)	971,964
5,300	E.I. DuPont de Nemours & Co.	258,375
7,000	Eastman Chemical Co.	467,320
7,000	PPG Industries, Inc.	513,450

See Notes to Financial Statements.

Dryden Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2007 (Unaudited) continued

Shares	Description	Value (Note 1)

7,800	Rohm & Haas Co.	$441,012

		2,652,121

Commercial Banks 7.6%
12,200	BB&T Corp.	484,706
5,300	Comerica, Inc.	295,634
12,000	Huntington Bancshares, Inc.	206,520
12,300	National City Corp.	330,993
7,800	PNC Financial Services Group, Inc.	548,886
16,244	Regions Financial Corp.	508,437
7,300	SunTrust Banks, Inc.	574,875
32,200	US Bancorp	1,041,670
31,221	Wachovia Corp.	1,529,205
54,200	Wells Fargo & Co.	1,980,468
4,200	Zions Bancorporation	296,520

		7,797,914

Commercial Services & Supplies 0.4%
10,600	R.R. Donnelley & Sons Co.	379,692

Computers & Peripherals 1.6%
8,800	Hewlett-Packard Co.	434,280
8,000	International Business Machines Corp.	933,520
8,700	Lexmark International, Inc.(a)	324,162

		1,691,962

Consumer Finance 0.6%
6,900	Capital One Financial Corp.	446,154
9,100	Discover Financial Services(a)	210,574

		656,728

Containers & Packaging 0.4%
8,700	Ball Corp.	455,706

Diversified Consumer Services 0.2%
12,400	H&R Block, Inc.	246,016

Diversified Financial Services 9.5%
70,600	Bank of America Corp.	3,578,008
76,500	Citigroup, Inc.	3,586,320
57,100	JPMorgan Chase & Co.	2,542,092

		9,706,420

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Diversified Telecommunication Services 6.9%
106,120	AT&T, Inc.	$4,231,004
12,100	CenturyTel, Inc.	580,558
55,000	Verizon Communications, Inc.	2,303,400

		7,114,962

Electric Utilities 3.4%
14,400	American Electric Power Co., Inc.	640,512
20,824	Duke Energy Corp.	381,912
2,100	Entergy Corp.	217,602
2,000	Exelon Corp.	141,340
6,100	FirstEnergy Corp.	374,784
9,900	Pinnacle West Capital Corp.	394,416
12,200	Progress Energy, Inc.	559,736
21,000	Southern Co. (The)	745,290

		3,455,592

Energy Equipment & Services 0.7%
13,700	BJ Services Co.	339,897
12,400	Nabors Industries Ltd.(a)	366,916

		706,813

Food & Staples Retailing 0.9%
12,800	Kroger Co. (The)	340,224
13,900	Supervalu, Inc.	585,885

		926,109

Food Products 2.0%
7,600	Archer-Daniels-Midland Co.	256,120
20,000	ConAgra Foods, Inc.	514,200
13,702	Kraft Foods, Inc. (Class A Shares)	439,286
20,700	Sara Lee Corp.	344,034
22,500	Tyson Foods, Inc. (Class A Shares)	484,875

		2,038,515

Healthcare Providers & Services 0.5%
9,200	Cigna Corp.	475,456

Hotels, Restaurants & Leisure 1.2%
2,700	Darden Restaurants, Inc.	112,320
22,000	McDonald’s Corp.	1,083,500

		1,195,820

See Notes to Financial Statements.

Dryden Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2007 (Unaudited) continued

Shares	Description	Value (Note 1)

Household Durables 3.0%
4,500	Black & Decker Corp.	$390,375
3,800	Centex Corp.	109,858
9,400	D.R. Horton, Inc.	142,034
6,200	Fortune Brands, Inc.	515,158
3,500	KB Home	106,190
16,400	Leggett & Platt, Inc.	334,560
5,500	Lennar Corp. (Class A Shares)	155,485
12,400	Newell Rubbermaid, Inc.	319,796
7,700	Pulte Homes, Inc.	128,128
7,400	Stanley Works (The)	419,876
4,600	Whirlpool Corp.	443,486

		3,064,946

Industrial Conglomerates 0.8%
21,300	General Electric Co.	827,931

Insurance 7.2%
6,000	ACE Ltd. (Cayman Islands)	346,560
12,800	Allstate Corp. (The)	700,800
4,100	AMBAC Financial Group, Inc.	257,562
34,300	American International Group, Inc.	2,263,800
11,100	AON Corp.	480,852
9,500	Chubb Corp.	485,735
6,300	Hartford Financial Services Group, Inc.	560,133
8,687	Lincoln National Corp.	528,865
5,800	MBIA, Inc.	348,000
17,600	Progressive Corp. (The)	357,984
6,300	Torchmark Corp.	387,828
12,200	Travelers Cos., Inc. (The)	616,588

		7,334,707

IT Services 0.8%
9,300	Computer Sciences Corp.(a)	520,335
6,600	Convergys Corp.(a)	110,550
10,100	Electronic Data Systems Corp.	231,189

		862,074

Leisure Equipment & Products 1.0%
11,400	Brunswick Corp.	286,710
13,300	Eastman Kodak Co.	354,711

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

18,600	Mattel, Inc.	$402,318

		1,043,739

Machinery 2.5%
6,500	Deere & Co.	884,390
7,300	Eaton Corp.	687,806
8,900	Ingersoll-Rand Co. Ltd. (Class A Shares) (Bermuda)	462,177
5,200	Parker-Hannifin Corp.	558,844

		2,593,217

Media 1.4%
7,850	CBS Corp. (Class B Shares)	247,354
14,450	Comcast Corp. (Class A Shares)(a)	377,001
10,200	Gannett Co., Inc.	479,399
3,256	Tribune Co.	89,703
5,950	Viacom, Inc. (Class B Shares)(a)	234,787

		1,428,244

Metals & Mining 0.7%
19,500	Alcoa, Inc.	712,335

Multiline Retail 0.4%
12,900	Macy’s, Inc.	409,188

Multi-Utilities 3.3%
11,000	Consolidated Edison, Inc.	505,340
6,300	Dominion Resources, Inc.	536,634
9,300	DTE Energy Co.	444,633
8,177	Integrys Energy Group, Inc.	410,240
22,700	NiSource, Inc.	427,668
9,400	Sempra Energy	517,282
26,200	Xcel Energy, Inc.	539,982

		3,381,779

Oil, Gas & Consumable Fuels 16.8%
13,800	Anadarko Petroleum Corp.	675,924
4,800	Apache Corp.	371,424
37,100	Chevron Corp.	3,255,896
30,396	ConocoPhillips	2,489,128
11,300	Devon Energy Corp.	851,003
71,200	Exxon Mobil Corp.	6,103,976
11,000	Hess Corp.	675,070
18,600	Marathon Oil Corp.	1,002,354

See Notes to Financial Statements.

Dryden Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2007 (Unaudited) continued

Shares	Description	Value (Note 1)

10,300	Murphy Oil Corp.	$627,682
20,200	Occidental Petroleum Corp.	1,145,138

		17,197,595

Paper & Forest Products 1.2%
9,200	International Paper Co.	323,012
18,000	Louisiana-Pacific Corp.	337,140
7,734	Weyerhaeuser Co.	527,227

		1,187,379

Pharmaceuticals 6.2%
16,200	Bristol-Myers Squibb Co.	472,230
12,800	Johnson & Johnson	790,912
26,200	King Pharmaceuticals, Inc.(a)	393,786
15,400	Merck & Co., Inc.	772,618
124,500	Pfizer, Inc.	3,092,580
17,200	Wyeth	796,360

		6,318,486

Road & Rail 1.0%
5,200	CSX Corp.	213,200
8,700	Ryder System, Inc.	476,325
2,600	Union Pacific Corp.	290,082

		979,607

Specialty Retail 2.5%
3,100	Abercrombie & Fitch Co.	243,970
16,847	Autonation, Inc.(a)	319,756
3,300	Autozone, Inc.(a)	400,257
20,900	Home Depot, Inc.	800,679
15,900	RadioShack Corp.	377,943
6,300	Sherwin-Williams Co. (The)	434,763

		2,577,368

Textiles, Apparel & Luxury Goods 1.0%
12,500	Jones Apparel Group, Inc.	239,875
10,800	Liz Claiborne, Inc.	369,036
5,800	VF Corp.	463,130

		1,072,041

Thrifts & Mortgage Finance 0.9%
9,700	Countrywide Financial Corp.	192,545
5,000	MGIC Investment Corp.	150,800

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

16,900	Washington Mutual, Inc.	$620,568

		963,913

Tobacco 1.6%
17,500	Altria Group, Inc.	1,214,675
8,000	UST, Inc.	394,240

		1,608,915

Wireless Telecommunication Services 0.2%
10,300	Sprint Nextel Corp.	194,876

	Total Investments 99.0% (cost $81,462,366; Note 5)	101,549,041
	Other assets in excess of liabilities 1.0%	997,516

	Net Assets 100.0%	$102,546,557

(a)	Non-income producing security.

See Notes to Financial Statements.

Dryden Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2007 (Unaudited) continued

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2007 were as follows:

Oil, Gas & Consumable Fuels	16.8%
Diversified Financial Services	9.5
Commercial Banks	7.6
Insurance	7.2
Diversified Telecommunication Services	6.9
Pharmaceuticals	6.2
Capital Markets	3.4
Electric Utilities	3.4
Multi-Utilities	3.3
Household Durables	3.0
Chemicals	2.6
Machinery	2.5
Specialty Retail	2.5
Food Products	2.0
Aerospace & Defense	1.8
Computers & Peripherals	1.6
Tobacco	1.6
Beverages	1.4
Media	1.4
Hotels, Restaurants & Leisure	1.2
Paper & Forest Products	1.2
Leisure Equipment & Products	1.0
Road & Rail	1.0
Textiles, Apparel & Luxury Goods	1.0
Food & Staples Retailing	0.9
Thrifts & Mortgage Finance	0.9
Industrial Conglomerates	0.8
IT Services	0.8
Automobiles & Components	0.7
Energy Equipment & Services	0.7
Metals & Mining	0.7
Consumer Finance	0.6
Healthcare Providers & Services	0.5
Building Products	0.4
Commercial Services & Supplies	0.4
Containers & Packaging	0.4
Multiline Retail	0.4
Automotive Components	0.3
Diversified Consumer Services	0.2
Wireless Telecommunication Services	0.2

99.0
Other assets in excess of liabilities	1.0

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

AUGUST 31, 2007	SEMIANNUAL REPORT

Dryden Strategic Value Fund

Statement of Assets and Liabilities

as of August 31, 2007 (Unaudited)

Assets
Investments, at value (cost $81,462,366)	$101,549,041
Cash	516,289
Receivable for investments sold	695,334
Dividends and interest receivable	309,055
Receivable for Fund shares sold	82,355
Prepaid expenses	6,469

Total assets	103,158,543

Liabilities
Accrued expenses and other liabilities	199,489
Payable for Fund shares reacquired	131,170
Payable for investments purchased	114,230
Distribution fee payable	74,430
Management fee payable	70,238
Transfer agent fee payable	13,649
Deferred trustees fees	8,780

Total liabilities	611,986

Net Assets	$102,546,557

Net assets were comprised of:
Shares of beneficial interest, at par	$7,496
Paid in capital, in excess of par	77,400,302

77,407,798
Undistributed net investment income	300,416
Accumulated net realized gain on investments	4,751,668
Net unrealized appreciation on investments	20,086,675

Net assets, August 31, 2007	$102,546,557

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($16,666,489 ÷ 1,185,669 shares of beneficial interest issued and outstanding)	$14.06
Maximum sales charge (5.5% of offering price)	.82

Maximum offering price to public	$14.88

Class B
Net asset value, offering price and redemption price per share
($47,793,122 ÷ 3,517,914 shares of beneficial interest issued and outstanding)	$13.59

Class C
Net asset value, offering price and redemption price per share
($34,739,739 ÷ 2,557,147 shares of beneficial interest issued and outstanding)	$13.59

Class Z
Net asset value, offering price and redemption price per share
($3,347,207 ÷ 235,363 shares of beneficial interest issued and outstanding)	$14.22

See Notes to Financial Statements.

Dryden Strategic Value Fund	17

Statement of Operations

Six Months Ended August 31, 2007 (Unaudited)

Net Investment Income
Income
Dividends	$1,395,971
Interest	8,053

Total income	1,404,024

Expenses
Management fee	453,658
Distribution fee—Class A	21,210
Distribution fee—Class B	269,370
Distribution fee—Class C	194,182
Transfer agent’s fees and expenses (including affiliated expense of $56,700)	64,000
Custodian’s fees and expenses	23,000
Registration fees	19,000
Reports to shareholders	15,000
Audit fee	9,000
Legal fees and expenses	8,000
Trustees’ fees	5,000
Insurance expenses	2,000
Loan interest expense (Note 2)	398
Miscellaneous expenses	10,215

Total expenses	1,094,033

Net investment income	309,991

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	4,931,764
Net change in unrealized (depreciation) on investments	(3,372,539)

Net gain on investments	1,559,225

Net Increase In Net Assets Resulting From Operations	$1,869,216

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2007	Year Ended February 28, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$309,991	$821,415
Net realized gain on investment transactions	4,931,764	5,148,582
Net change in unrealized appreciation (depreciation) on investments	(3,372,539)	10,013,958

Net increase in net assets resulting from operations	1,869,216	15,983,955

Dividends from net investment income (Note 1)
Class A	(48,692)	(172,286)
Class B	(96,605)	(220,752)
Class C	(68,903)	(153,312)
Class Z	(12,691)	(52,812)

	(226,891)	(599,162)

Distributions from net realized gains
Class A	(158,409)	—
Class B	(546,850)	—
Class C	(390,037)	—
Class Z	(36,526)	—

	(1,131,822)	—

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	1,483,811	3,551,082
Net asset value of shares issued in reinvestment of dividends	1,238,825	543,162
Cost of shares reacquired	(14,667,405)	(28,132,347)

Net decrease in net assets resulting from Fund share transactions	(11,944,769)	(24,038,103)

Total decrease	(11,434,266)	(8,653,310)

Net Assets
Beginning of period	113,980,823	122,634,133

End of period(a)	$102,546,557	$113,980,823

(a) Includes undistributed net investment income of	$300,416	$217,316

See Notes to Financial Statements.

Dryden Strategic Value Fund	19

Notes to Financial Statements

(Unaudited)

Strategic Partners Opportunity Funds (the “Company”) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Company currently consists of three funds: Jennison Select Growth Fund, Strategic Partners New Era Growth Fund, and Dryden Strategic Value Fund (the “Fund”). These financial statements only relate to the Fund. The financial statements of the other funds are not presented herein. The Company was established as a Delaware business Trust on January 28, 2000 and the Fund commenced operations on March 30, 2001.

The investment objective of the Fund is long-term growth of capital. The Fund’s sub-advisor uses a disciplined, quantitative approach to invest in stocks that it believes are out of favor and undervalued based on price-to-earnings ratios and other value factors. The Fund may hold in excess of 200 securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

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are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2007 there were no securities valued in accordance with such procedures.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency

Dryden Strategic Value Fund	21

Notes to Financial Statements

(Unaudited) continued

gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets (excluding investments) and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified among undistributed net investment income; accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

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Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisor, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .80 of 1% of the Fund’s average daily net assets up to and including $1 billion and .75 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80 of 1% for the six months ended August 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees related to Class A shares to .25% of the average daily net assets of Class A shares.

Dryden Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received approximately $23,200 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $19,100 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders during the six months ended August 31, 2007.

PI, PIMS and QMA are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA which was renewed on October 27, 2006 provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Fund pays a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 26, 2007. The SCA is in the process of being renewed through October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund utilized the SCA during the six months ended August 31, 2007. The average balance outstanding was $1,259,000 at a weighted average interest rate of 5.66% for 2 days.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2007, the Fund incurred approximately $34,600 in total networking fees. These

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amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2007 aggregated $6,114,428 and $19,225,225, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$81,644,607	$22,781,778	$(2,877,344)	$19,904,434

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Dryden Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2007:
Shares sold	60,552	$872,635
Shares issued in reinvestment of dividends	12,588	185,423
Shares reacquired	(129,156)	(1,868,669)

Net increase (decrease) in shares outstanding before conversion	(56,016)	(810,611)
Shares issued upon conversion from class B	101,335	1,495,112

Net increase (decrease) in shares outstanding	45,319	$684,501

Year ended February 28, 2007:
Shares sold	132,643	$1,793,781
Shares issued in reinvestment of dividends	11,225	155,695
Shares reacquired	(236,265)	(3,110,308)

Net increase (decrease) in shares outstanding before conversion	(92,397)	(1,160,832)
Shares issued upon conversion from class B	11,728	154,380

Net increase (decrease) in shares outstanding	(80,669)	$(1,006,452)

Class B
Six months ended August 31, 2007:
Shares sold	19,990	$278,613
Shares issued in reinvestment of dividends	40,838	582,755
Shares reacquired	(538,930)	(7,581,204)

Net increase (decrease) in shares outstanding before conversion	(478,102)	(6,719,836)
Shares redeemed upon conversion into class A	(104,638)	(1,495,112)

Net increase (decrease) in shares outstanding	(582,740)	$(8,214,948)

Year ended February 28, 2007:
Shares sold	95,890	$1,233,059
Shares issued in reinvestment of dividends	14,599	196,642
Shares reacquired	(1,163,275)	(14,597,652)

Net increase (decrease) in shares outstanding before conversion	(1,052,786)	(13,167,951)
Shares redeemed upon conversion into class A	(12,091)	(154,380)

Net increase (decrease) in shares outstanding	(1,064,877)	$(13,322,331)

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Class C	Shares	Amount
Six months ended August 31, 2007:
Shares sold	16,042	$229,571
Shares issued in reinvestment of dividends	29,721	424,121
Shares reacquired	(326,392)	(4,547,722)

Net increase (decrease) in shares outstanding	(280,629)	$(3,894,030)

Year ended February 28, 2007:
Shares sold	31,935	$411,555
Shares issued in reinvestment of dividends	10,449	140,748
Shares reacquired	(718,520)	(9,051,615)

Net increase (decrease) in shares outstanding	(676,136)	$(8,499,312)

Class Z
Six months ended August 31, 2007:
Shares sold	7,264	$102,992
Shares issued in reinvestment of dividends	3,125	46,526
Shares reacquired	(44,953)	(669,810)

Net increase (decrease) in shares outstanding	(34,564)	$(520,292)

Year ended February 28, 2007:
Shares sold	8,147	$112,687
Shares issued in reinvestment of dividends	3,574	50,077
Shares reacquired	(104,956)	(1,372,772)

Net increase (decrease) in shares outstanding	(93,235)	$(1,210,008)

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulations and interpretations thereof.

Dryden Strategic Value Fund	27

Notes to Financial Statements

(Unaudited) continued

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

AUGUST 31, 2007	SEMIANNUAL REPORT

Dryden Strategic Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.00

Income (loss) from investment operations
Net investment income (loss)	.09
Net realized and unrealized gain (loss) on investment transactions	.15

Total from investment operations	.24

Less Distributions and Distributions
Dividends from net investment income	(.04)
Distributions from net realized gains	(.14)

Total dividends and distributions	(.18)

Net asset value, end of period	$14.06

Total Return(a):	1.62%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,666
Average net assets (000)	$16,876
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.32	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(d)
Net investment income (loss)	1.16	%(d)
Portfolio turnover	6	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended February 28,
2007(c)	2006	2005	2004(c)	2003

$12.26	$11.45	$10.94	$7.21	$9.40

.18	.10	.05	.02	(.01)
1.71	.71	.46	3.71	(2.18)

1.89	0.81	0.51	3.73	(2.19)

(.15)	—	—	—	—
—	—	—	—	—

(.15)	—	—	—	—

$14.00	$12.26	$11.45	$10.94	$7.21

15.46%	7.07%	4.66%	51.73%	(23.30)%

$15,970	$14,968	$27,279	$35,845	$25,081
$15,214	$21,585	$28,464	$28,203	$30,990

1.34%	1.52%	1.49%	1.54%	1.52%
1.09%	1.27%	1.24%	1.29%	1.27%
1.34%	.55%	.38%	.20%	(.16)%

7%	129%	25%	16%	51%

See Notes to Financial Statements.

Dryden Strategic Value Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended August 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.58

Income (loss) from investment operations
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.15

Total from investment operations	.18

Less Distributions and Distributions
Dividends from net investment income	(.03)
Distributions from net realized gains	(.14)

Total dividends and distributions	(.17)

Net asset value, end of period	$13.59

Total Return(a):	1.24%
Ratios/Supplemental Data:
Net assets, end of period (000)	$47,793
Average net assets (000)	$53,581
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(c)
Net investment income (loss)	.40	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended February 28,
2007(b)	2006	2005	2004(b)	2003

$11.89	$11.19	$10.77	$7.15	$9.39

.07	(.01)	(.04)	(.05)	(.09)
1.67	.71	.46	3.67	(2.15)

1.74	0.70	0.42	3.62	(2.24)

(.05)	—	—	—	—
—	—	—	—	—

(.05)	—	—	—	—

$13.58	$11.89	$11.19	$10.77	$7.15

14.57%	6.26%	3.90%	50.63%	(23.86)%

$55,667	$61,400	$77,548	$87,840	$69,456
$57,517	$66,815	$79,294	$78,072	$90,871

2.09%	2.27%	2.24%	2.29%	2.27%
1.09%	1.27%	1.24%	1.29%	1.27%
.57%	(.10)%	(.37)%	(.55)%	(.93)%

See Notes to Financial Statements.

Dryden Strategic Value Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended August 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.57

Income (loss) from investment operations
Net investment loss	.03
Net realized and unrealized gain (loss) on investment transactions	.16

Total from investment operations	.19

Less Distributions and Distributions
Dividends from net investment income	(.03)
Distributions from net realized gains	(.14)

Total dividends and distributions	(.17)

Net asset value, end of period	$13.59

Total Return(a):	1.24%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,740
Average net assets (000)	$38,625
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(c)
Net investment income (loss)	.40	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended February 28,
2007(b)	2006	2005	2004(b)	2003

$11.89	$11.19	$10.77	$7.15	$9.39

.07	(.01)	(.04)	(.05)	(.09)
1.66	.71	.46	3.67	(2.15)

1.73	0.70	0.42	3.62	(2.24)

(.05)	—	—	—	—
—	—	—	—	—

(.05)	—	—	—	—

$13.57	$11.89	$11.19	$10.77	$7.15

14.57%	6.26%	3.90%	50.63%	(23.86)%

$38,523	$41,767	$54,256	$63,764	$53,257
$39,652	$46,540	$56,544	$58,147	$70,419

2.09%	2.27%	2.24%	2.29%	2.27%
1.09%	1.27%	1.24%	1.29%	1.27%
.57%	(.10)%	(.37)%	(.55)%	(.94)%

See Notes to Financial Statements.

Dryden Strategic Value Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended August 31, 2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.15

Income (loss) from investment operations
Net investment income	.10
Net realized and unrealized gain (loss) on investment transactions	.16

Total from investment operations	.26

Less Distributions and Distributions
Dividends from net investment income	(.05)
Distributions from net realized gains	(.14)

Total dividends and distributions	(.19)

Net asset value, end of period	$14.22

Total Return(a):	1.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,347
Average net assets (000)	$3,716
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.07	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.07	%(c)
Net investment income	1.40	%(c)

(a)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended February 28,
2007(b)	2006	2005	2004(b)	2003

$12.39	$11.55	$11.00	$7.23	$9.41

.21	.13	.08	.04	.01
1.74	.71	.47	3.73	(2.19)

1.95	0.84	0.55	3.77	(2.18)

(.19)	—	—	—	—
—	—	—	—	—

(.19)	—	—	—	—

$14.15	$12.39	$11.55	$11.00	$7.23

15.74%	7.27%	5.00%	52.14%	(23.17)%

$3,821	$4,499	$6,840	$8,359	$7,765
$4,011	$5,246	$7,356	$7,759	$11,896

1.09%	1.27%	1.24%	1.29%	1.27%
1.09%	1.27%	1.24%	1.29%	1.27%
1.57%	.89%	.63%	.46%	.07%

See Notes to Financial Statements.

Dryden Strategic Value Fund	37

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Strategic Partners Opportunity Funds oversees the management of Dryden Strategic Value Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- and five-year periods ending December 31, 2006, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also reviewed the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Performance of Dryden Strategic Value Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance and net performance (which reflects any subsidies, expense caps or waivers) in relation to its

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Peer Universe (the Lipper Retail and Institutional Large-Cap Value Funds Performance Universe) was in the first quartile for the one-year period, in the third quartile for the three-year period, and in the second quartile for the five-year period. The Board further considered that the Fund outperformed its benchmark index for the one-year period, though it underperformed against the index over the three- and five-year periods. The Board noted that QMA had assumed subadvisory responsibilities for the Fund in September 2005, and that, therefore, the Fund’s performance record over longer periods was not attributable to QMA. The Board concluded that, in light of the Fund’s recent competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements and for the Board to continue to evaluate the Fund’s ongoing performance.

Fees and Expenses

The Board considered that the Fund’s total expenses ranked in the Expense Group’s fourth quartile, and that the contractual management fee and actual management fee (which reflects any subsidies, expense caps, or waivers) ranked in the Expense Group’s third and fourth quartile, respectively. The Board noted that although the Fund’s contractual management fee had decreased in October 2005, the reduction in the management fee was not yet fully reflected in the Expense Group rankings, due to the Fund’s February 28 fiscal year-end. The Board further noted information provided by PI indicating that if the new management fee schedule had been fully reflected in the Fund’s actual management fee ranking, the Fund’s management fee would have been competitive with the median management fee paid by the funds included in the Expense Group. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, brokerage commissions received by affiliates of QMA, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon Corp.	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of Strategic Partners Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Strategic Value Fund
Share Class	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	86276R858	86276R866	86276R874	86276R882

MF502E2    IFS-A139680    Ed. 10/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date October 24, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date October 24, 2007

*	Print the name and title of each signing officer under his or her signature.